Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets1 [Abstract]
Low-grade stockpile	$ 48,882	$ 34,318
Reclamation deposits	32,203	26,170
Deferred financing costs (Note 10)	6,711	8,959
Loan to associate	5,095	0
Debt service reserve account (Note 10)	2,801	8,701
Other	2,403	4,223
Other non-current assets	$ 98,095	$ 82,371